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As filed with the Securities and Exchange Commission on July 28, 2004

1933 Act File No. 333-115448

1940 Act File No. 811-21583

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-2
(Check Appropriate Box or Boxes)

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. 5	☒
Post-Effective Amendment No.	☐
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 5	☐

CLOUGH GLOBAL ALLOCATION FUND
(Exact Name of Registrant as Specified in Amended Certificate of Trust)

1625 Broadway, Suite 2200
Denver, Colorado 80202
(Address of Principal Executive Offices)

(303) 623-2577
(Registrant's Telephone Number)

Jeremy O. May, Managing Director
ALPS Mutual Funds Services, Inc.
1625 Broadway, Suite 2200
Denver, Colorado 80202
(Name and Address of Agent for Service)

Copy to:

Philip J. Niehoff Mayer, Brown, Rowe & Maw LLP 190 South LaSalle Street Chicago, Illinois 60603 (312) 782-0600	Leonard B. Mackey, Jr. Clifford Chance US LLP 31 West 52nd Street New York, New York 10019 (212) 878-8000

              Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

              If any of the securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box ☐

              It is proposed that this filing will become effective (check appropriate box):

☐
when declared effective pursuant to Section 8(c). If appropriate, check the following box:

☐
This post-effective amendment designates a new effective date for a previously filed registration statement.

☐
This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement for the same offering is                        .

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount Being Registered(1)(2)	Proposed Maximum Offering Price Per Unit(1)	Proposed Maximum Aggregate Offering Price(1)(2)	Amount of Registration Fee

Common Shares, no par value	10,062,500 shares	$20.00	$201,250,000	$25,498.38(3)

(1)
Estimated solely for purposes of calculating the registration fee, pursuant to Rule 457(o) under the Securities Act of 1933.

(2)
Includes Shares that may be offered to the underwriters pursuant to an option to cover over-allotments.

(3)
Of which $126.70 was previously transmitted prior to filing the initial registration statement on Form N-2.

              The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to section 8(a), may determine.

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(1)	Financial Statements
Included in Part A:
Not applicable.
Included in Part B:
Independent Auditors' Report
Statement of Assets and Liabilities
Notes to Financial Statements
(2)	Exhibits
	(a)(i)	Certificate of Trust*
	(a)(ii)	Agreement and Declaration of Trust*
	(b)	Bylaws*
	(c)	Not applicable
	(d)	Form of Certificate for Common Shares of Beneficial Interest*
	(e)	Form of Dividend Reinvestment Plan*
	(f)	Not applicable
	(g)	Form of Investment Advisory and Management Agreement*
	(h)	(1) Form of Underwriting Agreement*
(2) Additional Compensation Agreement
	(i)	Not applicable
	(j)	Form of Custody Agreement*
	(k)	(1) Form of Stock Transfer Agency Agreement*
(2) Form of Administration, Bookkeeping and Pricing Services Agreement*
(3) Not applicable
(4) Not applicable
	(l)	Opinion and Consent of Mayer, Brown, Rowe & Maw LLP
	(m)	Not applicable
	(n)	Consent of Deloitte & Touche LLP*
	(o)	Not applicable
	(p)	Form of Initial Subscription Agreement*
	(q)	Not applicable
	(r)	(1) Code of Ethics of the Fund*
(2) Code of Ethics of the Adviser*
(3) Code of Ethics of the Principal Executive and Financial Officers of the Fund*

(s)	Power of Attorney*

†
To be filed by amendment.

*
Previously filed.

Item 25. Marketing Arrangements

              See Form of Underwriting Agreement filed herewith.

Item 26. Other Expenses of Issuance and Distribution

              The approximate expenses in connection with the offering are as follows:

Registration and Filing Fees	$25,498
National Association of Securities Dealers, Inc. Fees	31,500
American Stock Exchange Fees	30,000
Printing (Other than Certificates)	325,000
Engraving and Printing Certificates	15,000
Accounting Fees and Expenses	12,000
Legal Fees and Expenses	185,000
Miscellaneous	76,002

Total	$700,000

Item 27. Persons Controlled by or Under Common Control With Registrant

              None.

Item 28. Number of Holders of Securities

              Set forth below is the number of record holders as of July 26, 2004, of each class of securities of the Registrant:

Title of Class	Number of Record Holders
Common Shares of Beneficial Interest	1

Item 29. Indemnification

              Article IV of the Registrant's Agreement and Declaration of Trust provides as follows:

4.1
No Personal Liability of Shareholders, Trustees, etc. No Shareholder of the Trust shall be subject in such capacity to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. Shareholders shall have the same limitation of personal liability as is extended to stockholders of a private corporation for profit incorporated under the general corporation law of the State of Delaware. No Trustee or officer of the Trust shall be subject in such capacity to any personal liability whatsoever to any Person, other than the Trust or its Shareholders, in connection with Trust Property or the affairs of the Trust, save only liability to the Trust or its Shareholders arising from bad faith, willful misfeasance, gross negligence or reckless disregard for his duty to such Person; and, subject to the foregoing exception, all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee or officer, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability, subject to the foregoing exception, he shall not, on account thereof, be held to any personal liability.

4.2
Mandatory Indemnification. (a) The Trust shall indemnify the Trustees and officers of the Trust (each such person being an "indemnitee") against any liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and reasonable counsel fees reasonably incurred by such indemnitee in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which he may be or may have been involved as a party or otherwise (other than, except as authorized by the Trustees, as the plaintiff or complainant) or with which he may be or may have been threatened, while acting in any capacity set forth above in this Section 4.2 by reason of his having acted in any such capacity, except with respect to any matter as to which he shall not have acted in good faith in the reasonable belief that his action was in the best interest of the Trust or, in the case of any criminal proceeding, as to which he shall have had reasonable cause to believe that the conduct was unlawful, provided, however, that no indemnitee shall be indemnified hereunder against any liability to any person or any expense of such indemnitee arising by reason of (i) willful misfeasance, (ii) bad faith, (iii) gross negligence (negligence in the case of Affiliated Indemnitees), or (iv) reckless disregard of the duties involved in the conduct of his position (the conduct referred to in such clauses (i) through (iv) being sometimes referred to herein as "disabling conduct"). Notwithstanding the foregoing, with respect to any action, suit or other proceeding voluntarily prosecuted by any indemnitee as plaintiff, indemnification shall be mandatory only if the prosecution of such action, suit or other proceeding by such indemnitee was authorized by a majority of the Trustees.

(b)
Notwithstanding the foregoing, no indemnification shall be made hereunder unless there has been a determination (1) by a final decision on the merits by a court or other body of competent jurisdiction before whom the issue of entitlement to indemnification hereunder was brought that such indemnitee is entitled to indemnification hereunder or, (2) in the absence of such a decision, by (i) a majority vote of a quorum of those Trustees who are neither Interested Persons of the Trust nor parties to the proceeding ("Disinterested Non-Party Trustees"), that the indemnitee is entitled to indemnification hereunder, or (ii) if such quorum is not obtainable or even if obtainable, if such majority so directs, independent legal counsel in a written opinion conclude that the indemnitee should be entitled to indemnification hereunder. All determinations to make advance payments in connection with the expense of defending any proceeding shall be authorized and made in accordance with the immediately succeeding paragraph (c) below.

(c)
The Trust shall make advance payments in connection with the expenses of defending any action with respect to which indemnification might be sought hereunder if the Trust receives a written affirmation by the indemnitee of the indemnitee's good faith belief that the standards of conduct necessary for indemnification have been met and a written undertaking to reimburse the Trust unless it is subsequently determined that he is entitled to such indemnification and if a majority of the Trustees determine that the applicable standards of conduct necessary for indemnification appear to have been met. In addition, at least one of the following conditions must be met: (1) the indemnitee shall provide adequate security for his undertaking, (2) the Trust shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of the Disinterested Non-Party Trustees, or if a majority vote of such quorum so direct, independent legal counsel in a written opinion, shall conclude, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is substantial reason to believe that the indemnitee ultimately will be found entitled to indemnification.

  (d)
  The rights accruing to any indemnitee under these provisions shall not exclude any other right to which he may be lawfully entitled.

  (e)
  Notwithstanding the foregoing, subject to any limitations provided by the 1940 Act and this Declaration, the Trust shall have the power and authority to indemnify Persons providing services to the Trust to the full extent provided by law provided that such indemnification has been approved by a majority of the Trustees.

4.3
No Duty of Investigation; Notice in Trust Instruments, etc. No purchaser, lender, transfer agent or other person dealing with the Trustees or with any officer, employee or agent of the Trust shall be bound to make any inquiry concerning the validity of any transaction purporting to be made by the Trustees or by said officer, employee or agent or be liable for the application of money or property paid, loaned, or delivered to or on the order of the Trustees or of said officer, employee or agent. Every obligation, contract, undertaking, instrument, certificate, Share, other security of the Trust, and every other act or thing whatsoever executed in connection with the Trust shall be conclusively taken to have been executed or done by the executors thereof only in their capacity as Trustees under this Declaration or in their capacity as officers, employees or agents of the Trust. The Trustees may maintain insurance for the protection of the Trust Property, its Shareholders, Trustees, officers, employees and agents in such amount as the Trustees shall deem adequate to cover possible liability, and such other insurance as the Trustees in their sole judgment shall deem advisable or is required by the 1940 Act.

4.4
Reliance on Experts, etc. Each Trustee and officer or employee of the Trust shall, in the performance of its duties, be fully and completely justified and protected with regard to any act or any failure to act resulting from reliance in good faith upon the books of account or other records of the Trust, upon an opinion of counsel, or upon reports made to the Trust by any of the Trust's officers or employees or by any adviser, administrator, manager, distributor, selected dealer, accountant, appraiser or other expert or consultant selected with reasonable care by the Trustees, officers or employees of the Trust, regardless of whether such counsel or other person may also be a Trustee.

Item 30. Business and Other Connections of Investment Adviser

              Clough Capital Partners L.P. serves as investment adviser to the fund and also serves as adviser to unregistered funds, institutions and high net worth individuals. A description of any other business, profession, vocation, or employment of a substantial nature in which the investment adviser, and each partner or executive officer of the investment adviser, is or has been during the past two fiscal years, engaged in for his or her own account or in the capacity of director, officer, employee, partner or trustee, is set forth in the prospectus contained in this Registration Statement in the section entitled "Management of the Fund—Investment Adviser." Additional information regarding the employment during the past two years of one of the officers of the investment adviser appears below:

Name and Position with Clough Capital Partners L.P.	Other Business, Profession, Vocation or Employment During the Past Two Years
Daniel J. Gillis, Chief Compliance Officer	Clough Capital Partners L.P., Chief Compliance Officer (May 2004 to present); Deutsche Asset Management Inc., Vice President, Investment Management Compliance (July 2003 to April 2004), Vice President, Business Risk Management (April 2002 to June 2003).

Item 31. Location of Accounts and Records

              All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are in the possession and custody of the Registrant, c/o ALPS Mutual Funds Services, Inc., 1625 Broadway, Suite 2200, Denver, Colorado 80202.

Item 32. Management Services

              Not applicable.

Item 33. Undertakings

1.
The Registrant undertakes to suspend the offering of its Common Shares of Beneficial Interest until the prospectus is amended if (1) subsequent to the effective date of this registration statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of this registration statement or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

2.
Not applicable.

3.
Not applicable.

4.
Not applicable.

5.
The Registrant undertakes that:

a.
for the purpose of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant pursuant to 497(h) under the Securities Act shall be deemed to be part of the registration statement as of the time it was declared effective; and

b.
for the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

6.
The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of an oral or written request, its Statement of Additional Information.

SIGNATURES

              Pursuant to requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized in the city of Denver, and the state of Colorado, on the 28th day of July, 2004.

CLOUGH GLOBAL ALLOCATION FUND
By:	/s/ EDMUND J. BURKE Name: Edmund J. Burke Title: President
Signature	Title	Date

* Edmund J. Burke	Principal Executive Officer and Principal Financial and Accounting Officer	July 28, 2004
* W. Robert Alexander	Trustee and Chairman	July 28, 2004
* James E. Canty	Trustee	July 28, 2004
* Robert Butler	Trustee	July 28, 2004
* Adam Crescenzi	Trustee	July 28, 2004
* John F. Mee	Trustee	July 28, 2004
* Jerry G. Rutledge	Trustee	July 28, 2004
* Richard C. Rantzow	Trustee	July 28, 2004
/s/ JEREMY O. MAY Jeremy O. May	Treasurer and Attorney-in-fact	July 28, 2004

INDEX TO EXHIBITS

(h) (2)	Additional Compensation Agreement
(l)	Opinion and Consent of Mayer, Brown, Rowe & Maw LLP

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SIGNATURES
INDEX TO EXHIBITS